UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21940
                                                    ----------------------------

                              EIP INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 203-349-8232
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                   [LOGO]

                                                      EIP GROWTH AND INCOME FUND
                                    --------------------------------------------
                                    JUNE 30, 2007 SEMI-ANNUAL REPORT (UNAUDITED)

EIP Growth and Income Fund

TABLE OF CONTENTS

Letter to Shareholders ......................    1
Schedule of Investments .....................    2
Statement of Assets and Liabilities .........    7
Statement of Operations .....................    8
Statement of Changes in Net Assets ..........    9
Statement of Cash Flow ......................   10
Financial Highlights ........................   11
Notes to Financial Statements ...............   12
Additional Information ......................   18

You should carefully consider the investment objectives, risks, charges, and expenses of the Fund before making an investment decision. The private placement memorandum contains this and other information - please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy of the private placement memorandum, please call (203) 349-8232.

EIP Growth and Income Fund

--------------------------------------------------------------------------------

To Our Shareholders,

We are pleased to submit the EIP Growth and Income Fund report for the first half of the year ended June 30, 2007.

PERFORMANCE REVIEW

Year to date, the EIP Growth and Income Fund is up 16.4%, which includes the reinvestment of dividends and any capital gain distributions. We are pleased with the investment performance of our holdings and believe we are well positioned to continue to benefit from the distribution growth of our portfolio companies.

INVESTMENT REVIEW

The energy-related master limited partnerships ("MLPs"), in which the Fund invests, continue to benefit from reinvestment, volume growth and acquisitions. These factors, combined with organic capital projects growth, produced second quarter year-over-year growth in per-share cash distributions for our universe of energy-related MLPs of approximately 12.5%, which in our view is strong.

Meanwhile, the year-over-year growth in cash distributions of the Canadian Income Trusts ("CITs") in our portfolio in the first quarter was approximately 9%, which we also consider to be strong. Despite this, the performance of the CITs has lagged the MLPs since October due to the proposed changes in the tax treatment of CITs. While the growth in CIT cash distributions is not as torrid a growth pace as the MLPs, in our view, it is still quite respectable and not deserving of the large performance differential. We continue to opportunistically add to our positions in CITs. Our universe of CITs was up 14.4% in the first half.

The bond portfolio continues to provide income and increase stability to our portfolio returns.

CONCLUSION

We continue to believe that EIP Growth and Income Fund offers investors attractive returns through a combination of yield and growth based on high quality energy infrastructure assets.

If you have any questions concerning your investment, please contact the Energy Income Partners Information Center at 1-203-349-8232. Thank you for your investment in EIP Growth and Income Fund.

Sincerely,

James Murchie
President and Portfolio Manager
EIP Growth and Income Fund

The views expressed in this commentary reflect those of the Fund's portfolio management team as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the Fund as to its accuracy or completeness.

--------------------------------------------------------------------------------

EIP Growth and Income Fund
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             % OF TOTAL INVESTMENTS
CORPORATE NOTES AND BONDS                                                    39%
COMMON STOCKS                                                                12%
MASTER LIMITED PARTNERSHIPS                                                  25%
CANADIAN INCOME TRUSTS                                                        7%
U.S. GOVERNMENT AGENCY OBLIGATIONS                                            7%
INVESTMENT COMPANY                                                           10%

                                                                      MARKET
  PAR VALUE                                                           VALUE
------------                                                      -------------
CORPORATE NOTES AND BONDS (a) - 70.89%+

               BANKS - NATIONAL COMMERCIAL - 11.10%
$  4,000,000   Bank of America Corp.
                  Senior Unsecured Notes
                  5.455%, 08/02/10 (b) ........................   $   4,009,280
   4,000,000   Citigroup, Inc.
                  3.500%, 02/01/08 ............................       3,960,100
   5,000,000   Citigroup, Inc.
                  Unsecured Notes
                  5.395%, 01/30/09 (b) ........................       5,003,165
   3,000,000   Fortis Bank SA/NVNY
                  5.265%, 04/28/08 (b) ........................       3,001,593
   4,000,000   HSBC Bank (USA) NA NY
                  Senior Notes
                  5.500%, 06/10/09 (b) ........................       4,012,312
   2,400,000   Wells Fargo & Co.
                  Senior Unsecured Notes
                  5.420%, 03/23/10 (b) ........................       2,403,663
                                                                  -------------
                                                                     22,390,113
                                                                  -------------
               BANKS - STATE COMMERCIAL - 6.57%
   4,000,000   American Express Centurion Bank
                  Bank Note
                  5.330%, 03/10/08 (b) ........................       4,001,848
   3,000,000   Fifth Third Bank
                  Bank Note
                  5.395%, 04/27/09 (b) ........................       3,000,915
   5,000,000   National City Bank
                  Bank Note
                  5.350%, 03/25/08 (b) ........................       5,004,410
   1,250,000   National City Bank
                  Bank Note
                  5.404%, 04/18/08 (b) ........................       1,251,441
                                                                  -------------
                                                                     13,258,614
                                                                  -------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
------------                                                      -------------
CORPORATE NOTES AND BONDS (CONTINUED)

               CREDIT - MISCELLANEOUS BUSINESS - 10.78%
$ 10,000,000   General Electric Capital Corp., MTN
                  5.550%, 01/08/16 (b) ........................   $  10,008,540
  10,000,000   General Electric Capital Corp., MTN
                  5.736%, 05/05/26 (b) ........................      10,039,980
   1,700,000   General Electric Capital Corp.,
                  Series A, MTN
                  3.450%, 07/16/07 ............................       1,699,084
                                                                  -------------
                                                                     21,747,604
                                                                  -------------
               CREDIT - PERSONAL - 5.83%
   4,000,000   American Express Credit,
                  Series B, MTN
                  Senior Notes
                  5.470%, 10/04/10 (b) ........................       4,011,232
   3,000,000   HSBC Finance Corp.
                  Senior Notes
                  5.606%, 01/15/14 (b) ........................       2,992,317
   5,000,000   SLM Corp., MTN
                  5.515%, 07/26/10 (b) ........................       4,746,070
                                                                  -------------
                                                                     11,749,619
                                                                  -------------
               DEPARTMENT STORES - 2.98%
   1,000,000   Wal-Mart Stores, Inc.
                  Senior Unsecured Notes
                  4.375%, 07/12/07 ............................         999,837
   5,000,000   Wal-Mart Stores, Inc.
                  5.502%, 07/15/07 (c) ........................       5,006,800
                                                                  -------------
                                                                      6,006,637
                                                                  -------------
               ELECTRONICS - COMPUTERS - 1.99%
   4,050,000   International Business
                  Machines Corp., MTN
                  3.800%, 02/01/08 ............................       4,016,575
                                                                  -------------
               INSURANCE - FIRE AND MARINE - 3.60%
   1,000,000   Allstate Life Global Funding
                  Trust, MTN
                  5.360%, 06/30/08 (b) ........................       1,000,805
   5,000,000   American International Group, Inc.
                  Senior Notes
                  5.360%, 06/23/08 (b) (c) ....................       5,002,105
   1,250,000   MassMutual Global Funding II
                  5.450%, 08/26/11 (b) (c) ....................       1,251,440
                                                                  -------------
                                                                      7,254,350
                                                                  -------------
               INSURANCE - LIFE - 3.98%
   4,000,000   Jackson National Life Fund
                  5.519%, 04/01/09 (b) (c) ....................       4,010,832
   4,000,000   Nationwide Life Global
                  Funding, MTN
                  5.440%, 09/23/08 (b)(c) .....................       4,006,120
                                                                  -------------
                                                                      8,016,952
                                                                  -------------
               INSURANCE - SURETY - 1.49%
   3,000,000   MBIA Global Funding, LLC, MTN
                  5.370%, 12/05/08 (b)(c) .....................       3,000,885
                                                                  -------------
               LUMBER AND OTHER MATERIALS - 2.60%
   5,250,000   Home Depot, Inc. (The)
                  Senior Unsecured Notes
                  5.485%, 12/16/09 (b) ........................       5,244,818
                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

SCHEDULE OF INVESTMENTS - (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------
                                                                      MARKET
  PAR VALUE                                                           VALUE
------------                                                      -------------
CORPORATE NOTES AND BONDS (CONTINUED)

               PETROLEUM REFINING - 8.04%
$  3,330,000   Amoco Co.
                  6.500%, 08/01/07 ............................   $   3,332,161
   7,000,000   BP Canada Finance
                  3.375%, 10/31/07 ............................       6,955,095
   6,000,000   ChevronTexaco Capital Corp.
                  3.375%, 02/15/08 ............................       5,931,672
                                                                  -------------
                                                                     16,218,928
                                                                  -------------
               SECURITIES BROKER/DEALER - 11.43%
   2,000,000   Credit Suisse (USA), Inc.
                  Senior Notes, Series 1
                  5.440%, 06/05/09 (b) ........................       2,003,568
   3,000,000   Credit Suisse (USA), Inc.
                  5.560%, 08/15/10 (b) ........................       3,014,556
   5,000,000   Goldman Sachs Group, Inc.
                  5.855%, 01/12/15 (b) ........................       5,028,045
   5,000,000   Merrill Lynch & Co., Inc., MTN
                  5.555%, 07/25/11 (b) ........................       5,000,415
   1,000,000   Morgan Stanley
                  Senior Unsecured Notes
                  5.600%, 01/09/12 (b) ........................         999,162
   3,000,000   Morgan Stanley
                  5.609%, 01/18/11 (b) ........................       3,005,013
   4,000,000   Morgan Stanley MTN
                  Senior Unsecured Notes
                  5.809%, 10/18/16 (b) ........................       4,002,716
                                                                  -------------
                                                                     23,053,475
                                                                  -------------
               TOILETRIES - 0.50%
   1,000,000   Gillette Co.
                  Senior Notes
                  4.125%, 08/30/07 ............................         998,100
                                                                  -------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $143,174,250) .........................     142,956,670
                                                                  -------------
   SHARES
------------
MASTER LIMITED PARTNERSHIPS - 45.59%+

               CONSUMER CYCLICALS - 1.27%
      41,000   Global Partners, LP ............................       1,473,540
      21,475   Inergy Holdings, LP ............................       1,092,863
                                                                  -------------
                                                                      2,566,403
                                                                  -------------
               ENERGY - 43.39%
      36,000   Boardwalk Pipeline Partners, LP ................       1,277,280
     273,700   Buckeye GP Holdings, LP ........................       9,108,736
      27,000   Buckeye Partners, LP ...........................       1,385,640
      61,000   Crosstex Energy, LP ............................       2,150,860
      28,000   DCP Midstream Partners, LP .....................       1,305,360
      60,518   Eagle Rock Energy Partners, Ltd. ...............       1,446,985
      44,000   Energy Transfer Equity, LP .....................       1,869,560
     158,400   Energy Transfer Partners, LP ...................       9,778,032
     255,900   Enterprise GP Holdings, LP .....................       9,706,287
      96,000   Enterprise Products Partners, LP ...............       3,053,760
      44,000   Hiland Holdings GP, LP .........................       1,577,400
       7,000   Hiland Partners, LP ............................         381,570
      32,500   Holly Energy Partners, LP ......................       1,654,250
      15,000   Linn Energy, LLC ...............................         493,650
     369,700   Magellan Midstream Holdings, LP ................      11,091,000
     131,000   Magellan Midstream Partners, LP ................       6,101,980
      37,000   Natural Resource Partners, LP ..................       1,407,480
     166,200   NuStar GP Holdings, LLC ........................       6,358,812

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

               ENERGY (CONTINUED)
      72,935   ONEOK Partners, LP .............................   $   4,992,401
      37,500   Penn Virginia GP
                  Holdings, LP (d) ............................       1,166,625
      69,000   Plains All American Pipeline, LP ...............       4,391,850
       5,000   Regency Energy Partners, LP ....................         165,900
       7,600   Spectra Energy Partners, LP (d) ................         215,992
      43,015   Sunoco Logistics Partners, LP ..................       2,584,341
       7,500   Targa Resources Partners, LP (d) ...............         251,250
      38,000   TC Pipelines, LP ...............................       1,498,340
      26,667   Universal Compression
                  Partners, LP ................................         975,746
      23,000   Williams Partners, LP ..........................       1,110,440
                                                                  -------------
                                                                     87,501,527
                                                                  -------------
               INDUSTRIAL - 0.93%
      52,000   Teekay LNG Partners, LP ........................       1,876,160
                                                                  -------------
               TOTAL MASTER LIMITED PARTNERSHIPS
                  (Cost $72,389,597) ..........................      91,944,090
                                                                  -------------
COMMON STOCKS - 21.09%+

               CONSUMER CYCLICALS - 0.47%
      28,000   Teekay Offshore Partners, LP ...................         954,800
                                                                  -------------
               CONSUMER NON-CYCLICALS - 0.60%
      29,000   Macquarie Infrastructure Co., LLC ..............       1,202,920
                                                                  -------------
               ENERGY - 17.39%
       4,000   Crosstex Energy, Inc. ..........................         114,920
      73,104   Enbridge Energy Management,
                  LLC (d) .....................................       4,067,540
      79,500   Enbridge, Inc. .................................       2,685,510
     349,161   Kinder Morgan Management,
                  LLC (d) .....................................      18,121,453
     125,000   Macquarie Infrastructure Group .................         381,511
     147,700   ONEOK, Inc. ....................................       7,445,557
      16,400   Permian Basin Royalty Trust ....................         218,448
      26,900   Precision Drilling Trust .......................         657,705
      40,000   Spectra Energy, Corp. ..........................       1,038,400
      10,000   TransCanada Corp. ..............................         344,100
                                                                  -------------
                                                                     35,075,144
                                                                  -------------
               FINANCE - 1.69%
      36,117   Kayne Anderson
                  Energy Development Co. (e) ..................         909,426
      81,353   NGP Capital Resources Co. (e) ..................       1,360,222
      22,427   Prospect Capital Corp. .........................         391,800
      12,000   Ship Finance International, Ltd. ...............         356,160
      14,520   Tortoise North American
                  Energy Corp. (e) ............................         378,391
                                                                  -------------
                                                                      3,395,999
                                                                  -------------
               INDUSTRIAL - 0.34%
      44,000   Double Hull Tankers, Inc. ......................         685,960
                                                                  -------------
               UTILITIES - 0.60%
      24,000   ITC Holdings Corp. .............................         975,120
       8,500   UGI Corp. ......................................         231,880
                                                                  -------------
                                                                      1,207,000
                                                                  -------------
               TOTAL COMMON STOCKS
                  (Cost $37,565,975) ..........................      42,521,823
                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

SCHEDULE OF INVESTMENTS - (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------
                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------
CANADIAN INCOME TRUSTS - 12.09%+

               CONSUMER CYCLICALS - 0.14%
      22,000   Westshore Terminals
                  Income Fund .................................   $     288,101
                                                                  -------------
               ENERGY - 5.31%
     114,500   AltaGas Income Trust. ..........................       2,741,981
      68,500   CCS Income Trust ...............................       2,945,130
      97,600   Enbridge Income Fund. ..........................       1,039,906
     142,000   Peak Energy Services Trust .....................         679,841
      66,000   Pembina Pipeline Income Fund ...................         988,838
     144,000   Phoenix Technology
                  Income Fund .................................       1,203,098
      72,800   Primary Energy Recycling
                  Corp., EIS ..................................         462,667
      55,000   Provident Energy Trust .........................         646,421
                                                                  -------------
                                                                     10,707,882
                                                                  -------------
               INDUSTRIAL - 2.72%
     102,000   Mullen Group Income Fund .......................       2,039,521
     142,400   Newalta Income Fund ............................       3,435,513
                                                                  -------------
                                                                      5,475,034
                                                                  -------------
               UTILITIES - 3.92%
      80,000   Atlantic Power Corp. ...........................         811,077
     123,300   Energy Savings Income Fund .....................       1,770,936
     243,100   Keyera Facilities Income Fund ..................       4,231,001
      87,000   Northland Power Income Fund ....................       1,092,758
                                                                  -------------
                                                                      7,905,772
                                                                  -------------
               TOTAL CANADIAN INCOME TRUSTS
                  (Cost $23,627,109) ..........................      24,376,789
                                                                  -------------

  PAR VALUE
------------
U.S. GOVERNMENT AND AGENCY
   OBLIGATIONS (a) - 13.29%+

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.41%
$  7,000,000   5.500%, 01/23/12 ...............................       6,989,920
   6,000,000   6.250%, 03/29/22 ...............................       5,935,836
                                                                  -------------
                                                                     12,925,756
                                                                  -------------
               FEDERAL HOME LOAN MORTGAGE - 6.88%
   6,000,000   5.550%, 04/17/12 ...............................       5,960,820
   8,000,000   5.375%, 01/09/14 ...............................       7,906,464
                                                                  -------------
                                                                     13,867,284
                                                                  -------------
               TOTAL U.S. GOVERNMENT AND
                  AGENCY OBLIGATIONS
                  (Cost $26,873,233) ..........................      26,793,040
                                                                  -------------

   SHARES
------------
INVESTMENT COMPANY - 17.06%+
   34,397,594  PNC Bank Money Market ..........................      34,397,594
                                                                  -------------
               TOTAL INVESTMENT COMPANY
                  (Cost $34,397,594) ..........................      34,397,594
                                                                  -------------
TOTAL INVESTMENTS - 180.01%+
   (Cost $338,027,758) ........................................     362,990,006
                                                                  -------------

                                                                      MARKET
  PRINCIPAL                                                           VALUE
------------                                                      -------------
REVERSE REPURCHASE AGREEMENTS (f) - (80.80)%+
$   (957,500)  With Credit Suisse for Allstate Corp.,
                  5.46% dated 06/29/07, to be
                  repurchased at $957,936
                  on 07/02/07 .................................   $    (957,500)
  (3,040,000)  With Credit Suisse for American
                  Express Centurion Bank, 5.46%
                  dated 06/29/07, to be
                  repurchased at $3,041,383
                  on 07/02/07 .................................      (3,040,000)
  (1,900,000)  With Credit Suisse for American
                  Express Credit, 5.46% dated
                  06/29/07, to be repurchased
                  at $1,900,865 on 07/02/07 ...................      (1,900,000)
  (1,900,000)  With Credit Suisse for American
                  Express Credit, 5.46% dated
                  06/29/07, to be repurchased
                  at $1,900,865 on 07/02/07 ...................      (1,900,000)
  (4,750,000)  With Credit Suisse for American
                  International Group, Inc.,
                  5.46% dated 06/29/07,
                  to be repurchased at
                  $4,752,161 on 07/02/07 ......................      (4,750,000)
  (3,800,000)  With Credit Suisse for Bank
                  of America Corp., 5.46%
                  dated 06/29/07, to be
                  repurchased at $3,801,729
                  on 07/02/07 .................................      (3,800,000)
  (3,275,888)  With Credit Suisse for BP
                  Capital Markets, 5.46%
                  dated 06/29/07, to be
                  repurchased at $3,277,379
                  on 07/02/07 .................................      (3,275,888)
  (6,790,000)  With Credit Suisse for BP Capital
                  Markets, 5.46% dated
                  06/29/07, to be repurchased
                  at $6,793,061 on 07/02/07 ...................      (6,790,000)
  (1,940,000)  With Credit Suisse for Chevron
                  Texaco Capital Corp., 5.41%
                  dated 06/29/07, to be
                  repurchased at $1,940,875
                  on 07/02/07 .................................      (1,940,000)
  (3,880,000)  With Credit Suisse for Chevron
                  Texaco Capital Corp., 5.41%
                  dated 06/29/07, to be
                  repurchased at $3,881,749
                  on 07/02/07 .................................      (3,880,000)
  (3,680,000)  With Credit Suisse for Citigroup,
                  Inc., 5.46% dated 06/29/07,
                  to be repurchased at
                  $3,681,674 on 07/02/07 ......................      (3,680,000)
  (4,800,000)  With Credit Suisse for Citigroup,
                  Inc., 5.46% dated 06/29/07,
                  to be repurchased at
                  $4,802,184 on 07/02/07 ......................      (4,800,000)
  (1,902,500)  With Credit Suisse for Credit
                  Suisse (USA), Inc., 5.46%
                  dated 06/29/07, to be
                  repurchased at $1,903,366
                  on 07/02/07 .................................      (1,902,500)
  (2,850,000)  With Credit Suisse for Credit
                  Suisse (USA), Inc., 5.46%
                  dated 06/29/07, to be
                  repurchased at $2,851,297
                  on 07/02/07 .................................      (2,850,000)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007
SCHEDULE OF INVESTMENTS - (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  PRINCIPAL                                                           VALUE
------------                                                      -------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$ (3,960,000)  With Credit Suisse for Federal
                  Home Loan Mortgage, 5.36%
                  dated 06/29/07, to be
                  repurchased at $3,961,769
                  on 07/02/07 .................................   $  (3,960,000)
  (3,960,000)  With Credit Suisse for Federal
                  Home Loan Mortgage, 5.36%
                  dated 06/29/07, to be
                  repurchased at $3,961,769
                  on 07/02/07 .................................      (3,960,000)
  (6,000,000)  With Credit Suisse for Federal
                  Home Loan Mortgage, 5.36%
                  dated 06/29/07, to be
                  repurchased at $6,002,680
                  on 07/02/07 .................................      (6,000,000)
  (3,000,000)  With Credit Suisse for Federal
                  National Mortgage Association,
                  5.36% dated 06/29/07, to be
                  repurchased at $3,001,340
                  on 07/02/07 .................................      (3,000,000)
  (4,000,000)  With Credit Suisse for Federal
                  National Mortgage Association,
                  5.36% dated 06/29/07, to be
                  repurchased at $4,001,787
                  on 07/02/07 .................................      (4,000,000)
  (6,000,000)  With Credit Suisse for Federal
                  National Mortgage Association,
                  5.36% dated 06/29/07, to be
                  repurchased at $6,002,680
                  on 07/02/07 .................................      (6,000,000)
  (2,850,000)  With Credit Suisse for Fifth Third
                  Bank., 5.36% dated 06/29/07,
                  to be repurchased at
                  $2,851,273 on 07/02/07 ......................      (2,850,000)
  (2,850,000)  With Credit Suisse for Fortis
                  Bank NY, 5.46% dated
                  06/29/07, to be repurchased
                  at $2,851,297 on 07/02/07 ...................      (2,850,000)
  (1,940,000)  With Credit Suisse for General
                  Electric Capital Corp., 5.41%
                  dated 06/29/07, to be
                  repurchased at $1,940,875
                  on 07/02/07 .................................      (1,940,000)
  (2,910,000)  With Credit Suisse for General
                  Electric Capital Corp., 5.41%
                  dated 06/29/07, to be
                  repurchased at $2,911,312
                  on 07/02/07 .................................      (2,910,000)
  (1,575,000)  With Credit Suisse for General
                  Electric Capital Corp., 5.46%
                  dated 06/29/07, to be
                  repurchased at $1,575,717
                  on 07/02/07 .................................      (1,575,000)
  (4,750,000)  With Credit Suisse for General
                  Electric Capital Corp., 5.46%
                  dated 06/29/07, to be
                  repurchased at $4,752,161
                  on 07/02/07 .................................      (4,750,000)
  (9,400,000)  With Credit Suisse for General
                  Electric Capital Corp., 5.46%
                  dated 06/29/07, to be
                  repurchased at $9,404,277
                  on 07/02/07 .................................      (9,400,000)

                                                                      MARKET
  PRINCIPAL                                                           VALUE
------------                                                      -------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$   (938,750)  With Credit Suisse for Gillette
                  Co., 5.46% dated 06/29/07,
                  to be repurchased at
                  $939,177 on 07/02/07 ........................   $    (938,750)
  (4,800,000)  With Credit Suisse for Goldman
                  Sachs Group, Inc., 5.46%
                  dated 06/29/07, to be
                  repurchased at $4,802,184
                  on 07/02/07 .................................      (4,800,000)
  (5,092,500)  With Credit Suisse for Home
                  Depot Inc., 5.41% dated
                  06/29/07, to be repurchased
                  at $5,094,796 on 07/02/07 ...................      (5,092,500)
  (3,855,000)  With Credit Suisse for HSBC
                  Bank (USA) NY, 5.46% dated
                  06/29/07, to be repurchased
                  at $3,856,754 on 07/02/07 ...................      (3,855,000)
  (2,850,000)  With Credit Suisse for HSBC
                  Finance Corp., 5.46% dated
                  06/29/07, to be repurchased
                  at $2,851,297 on 07/02/07 ...................      (2,850,000)
  (1,940,000)  With Credit Suisse for
                  International Business
                  Machines Corp., 5.41%
                  dated 06/29/07, to be
                  repurchased at $1,940,875
                  on 07/02/07 .................................      (1,940,000)
  (1,940,000)  With Credit Suisse for
                  International Business
                  Machines Corp., 5.41%
                  dated 06/29/07, to be
                  repurchased at $1,940,875
                  on 07/02/07 .................................      (1,940,000)
  (3,800,000)  With Credit Suisse for Jackson
                  National Life Fund, 5.46%
                  dated 06/29/07, to be
                  repurchased at $3,801,729
                  on 07/02/07 .................................      (3,800,000)
  (1,187,500)  With Credit Suisse for
                  MassMutual Global Funding II,
                  5.46% dated 06/29/07,
                  to be repurchased at
                  $1,188,040 on 07/02/07 ......................      (1,187,500)
  (2,850,000)  With Credit Suisse for MBIA
                  Global Funding, LLC, 5.46%
                  dated 06/29/07, to be
                  repurchased at $2,851,297
                  on 07/02/07 .................................      (2,850,000)
  (4,750,000)  With Credit Suisse for Merrill
                  Lynch & Co., Inc., 5.46%
                  dated 06/29/07, to be
                  repurchased at $4,752,161
                  on 07/02/07 .................................      (4,750,000)
  (2,880,000)  With Credit Suisse for Morgan
                  Stanley, 5.46% dated
                  06/29/07, to be repurchased
                  at $2,881,310 on 07/02/07 ...................      (2,880,000)
  (3,800,000)  With Credit Suisse for Morgan
                  Stanley, 5.46% dated
                  06/29/07, to be repurchased
                  at $3,801,729 on 07/02/07 ...................      (3,800,000)
    (950,000)  With Credit Suisse for Morgan
                  Stanley, 5.46% dated
                  06/29/07, to be repurchased
                  at $950,432 on 07/02/07 .....................        (950,000)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

SCHEDULE OF INVESTMENTS - (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  PRINCIPAL                                                           VALUE
------------                                                      -------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$ (4,850,000)  With Credit Suisse for National
                  City Bank, 5.41% dated
                  06/29/07, to be repurchased
                  at $4,852,187 on 07/02/07 ...................   $  (4,850,000)
  (1,187,500)  With Credit Suisse for National
                  City Bank, 5.46% dated
                  06/29/07, to be repurchased
                  at $1,188,040 on 07/02/07 ...................      (1,187,500)
  (3,800,000)  With Credit Suisse for
                  Nationwide Life Global
                  Funding, 5.46% dated
                  06/29/07, to be repurchased
                  at $3,801,729 on 07/02/07 ...................      (3,800,000)
  (4,700,000)  With Credit Suisse for SLM
                  Corp., 5.46% dated 06/29/07,
                  to be repurchased at
                  $4,702,139 on 07/02/07 ......................      (4,700,000)
  (4,850,000)  With Credit Suisse for Wal-Mart
                  Stores, Inc., 5.46% dated
                  06/29/07, to be repurchased
                  at $4,852,207 on 07/02/07 ...................      (4,850,000)
    (950,000)  With Credit Suisse for Wal-Mart
                  Stores, Inc., 5.46% dated
                  06/29/07, to be repurchased
                  at $950,432 on 07/02/07 .....................        (950,000)
  (2,298,000)  With Credit Suisse for
                  Wells Fargo & Co., 5.46% dated
                  06/29/07, to be repurchased
                  at $2,299,046 on 07/02/07 ...................      (2,298,000)
                                                                  -------------
                  TOTAL REVERSE REPURCHASE
                     AGREEMENTS
                     (Cost $(162,930,138)) ....................    (162,930,138)
                                                                  -------------
TOTAL INVESTMENTS AND REVERSE
   REPURCHASE AGREEMENTS - 99.21%+
   (Cost $175,097,620)* .......................................     200,059,868
                                                                  -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.79%+ ................       1,592,420
                                                                  -------------
NET ASSETS - 100.00%+ .........................................   $ 201,652,288
                                                                  =============

----------
+ Percentages are calculated based on net assets, inclusive of reverse repurchase agreements.

*     Aggregate cost for federal tax purposes is $175,097,620.

(a) All Corporate Notes and Bonds and U.S. Government and Agency Obligations are segregated as collateral for Reverse Repurchase Agreements as of June 30, 2007.

(b) Floating rate note. The interest rate shown reflects the rate in effect at June 30, 2007.

(c) Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 2007, total securities amounted to $22,278,182 or 11.05% of net assets.

(d)   Non-income producing security.

(e)   Closed-End Fund

(f) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

EIS   Enhanced Income Security

NY    New York

MTN   Medium Term Note

The amount of $592,492 in cash was segregated with the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of June 30, 2007:

SHORT FUTURES                           NUMBER OF      NOTIONAL     UNREALIZED
OUTSTANDING                             CONTRACTS       AMOUNT     APPRECIATION
--------------------------------------------------------------------------------
Canadian Dollar (09/07)                       280   $   280,000   $      25,495

The amount of $2,951,828 in cash was segregated with the custodian to cover the following total return swaps outstanding as of June 30, 2007:

                                                                   UNREALIZED
                                       EXPIRATION      NOTIONAL   APPRECIATION/
LONG TOTAL RETURN SWAPS                   DATE          AMOUNT    (DEPRECIATION)
--------------------------------------------------------------------------------
Fort Chicago Class A                    09/13/11    $ 1,979,513   $       5,478
Inter Pipeline Fund                     09/13/11      1,202,468          14,754
Taylor NGL Ltd.                         09/13/11        477,897          (9,838)

SHORT TOTAL RETURN SWAP
-------------------------
Oil Service Holders Trust               10/17/11      3,946,800         (75,784)
                                                    ----------------------------
                                                    $ 7,606,678   $     (65,390)
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $338,027,758) ........................................................................   $ 362,990,006
Restricted cash ..................................................................................................       3,544,320
Foreign currency (Cost $11,942) ..................................................................................          11,863
Swap agreements ..................................................................................................           7,961
Receivables:
      Investments sold ...........................................................................................         307,337
      Dividends and interest .....................................................................................       2,520,224
Due from broker - variation margin on futures contract ...........................................................          26,615
Prepaid expenses .................................................................................................          37,416
Prepaid offering costs ...........................................................................................          36,023
                                                                                                                     -------------
         Total assets ............................................................................................     369,481,765
                                                                                                                     -------------

LIABILITIES:
Reverse repurchase agreements ....................................................................................     162,930,138
Interest expense payable .........................................................................................       3,750,966
Investments purchased ............................................................................................         782,055
Swap depreciation ................................................................................................          65,390
Payables:
      Dividend payable on swap agreements ........................................................................           3,599
      Advisory fees, net (Note 3) ................................................................................         160,881
      Administration fees (Note 3) ...............................................................................          34,976
      Professional fees ..........................................................................................          92,550
      Printing expense ...........................................................................................           4,522
      Trustees fees and related expenses (Note 3) ................................................................           2,135
      Other payables .............................................................................................           2,265
                                                                                                                     -------------
         Total liabilities .......................................................................................     167,829,477
                                                                                                                     -------------
NET ASSETS .......................................................................................................   $ 201,652,288
                                                                                                                     =============

NET ASSETS CONSIST OF:
   Par value .....................................................................................................   $     165,020
   Paid in capital ...............................................................................................     171,328,963
   Accumulated undistributed net investment income ...............................................................       2,518,922
   Accumulated net realized gain on investments, swap transactions, futures contracts and foreign
      currency transactions ......................................................................................       2,714,781
   Net unrealized appreciation on investments, swap transactions, futures contracts and foreign
      currency transactions ......................................................................................      24,924,602
                                                                                                                     -------------
                                                                                                                     $ 201,652,288
                                                                                                                     =============

Shares outstanding (unlimited number of shares authorized) .......................................................      16,501,952
                                                                                                                     =============
Net Asset Value, offering and redemption price per share (net assets/shares outstanding),
   par value $0.01 per share .....................................................................................   $       12.22
                                                                                                                     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2007

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends .....................................................................................................   $   3,072,308
   Less: foreign taxes withheld ..................................................................................        (123,268)
   Interest ......................................................................................................       4,575,891
                                                                                                                     -------------
      Total investment income ....................................................................................       7,524,931
                                                                                                                     -------------

EXPENSES:
   Interest expense (Note 2) .....................................................................................       3,470,588
   Investment advisory fees (Note 3) .............................................................................         834,338
   Professional fees .............................................................................................         162,445
   Offering costs ................................................................................................         121,542
   Administration fees (Note 3) ..................................................................................         160,747
   Trustees fees and related expenses (Note 3) ...................................................................          23,307
   Transfer agent fees (Note 3) ..................................................................................          19,836
   Custodian fees ................................................................................................          11,841
   Registration expenses .........................................................................................           3,701
   Printing expenses .............................................................................................           6,596
   Other expenses ................................................................................................          48,667
                                                                                                                     -------------
      Net expenses ...............................................................................................       4,863,608
                                                                                                                     -------------

NET INVESTMENT INCOME ............................................................................................       2,661,323
                                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
NET REALIZED GAIN/(LOSS) ON:
   Investments ...................................................................................................       4,365,754
   Swap transactions .............................................................................................        (418,737)
   Futures contracts .............................................................................................      (1,388,108)
   Foreign currency transactions .................................................................................         (10,500)
                                                                                                                     -------------
      Net realized gain (loss) ...................................................................................       2,548,409
                                                                                                                     -------------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
   Investments ...................................................................................................      20,579,353
   Swap transactions .............................................................................................        (192,095)
   Futures contracts .............................................................................................        (208,385)
   Foreign currency transactions .................................................................................           3,888
                                                                                                                     -------------
      Net change in unrealized appreciation ......................................................................      20,182,761
                                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................................................................      22,731,170
                                                                                                                     -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .......................................................................   $  25,392,493
                                                                                                                     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS ENDED    PERIOD ENDED
                                                                                                  JUNE 30, 2007      DECEMBER 31,
                                                                                                    (UNAUDITED)          2006*
                                                                                                 -----------------   -------------
OPERATIONS:
   Net investment income .....................................................................   $       2,661,323   $     543,018
   Net realized gain on investments, swaps, futures and foreign currency transactions ........           2,548,409          69,772
   Net change in unrealized appreciation on investments, swaps, futures and
      foreign currency transactions ..........................................................          20,182,761       4,741,842
                                                                                                 -----------------   -------------
         Net increase in net assets from operations ..........................................          25,392,493       5,354,632
                                                                                                 -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .....................................................................                  --        (699,952)
                                                                                                 -----------------   -------------
         Total distributions .................................................................                  --        (699,952)
                                                                                                 -----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .............................................................          58,163,716     139,748,000
   Proceeds from reinvestment of distributions ...............................................                  --         693,399
   Cost of shares redeemed: ..................................................................          (1,800,000)    (25,200,000)
                                                                                                 -----------------   -------------
         Net increase in net assets from capital share transactions ..........................          56,363,716     115,241,399
                                                                                                 -----------------   -------------
         Total increase in net assets ........................................................          81,756,209     119,896,079
                                                                                                 -----------------   -------------
NET ASSETS:
BEGINNING OF PERIOD ..........................................................................         119,896,079              --
END OF PERIOD (INCLUDING LINE A) .............................................................   $     201,652,288   $ 119,896,079
                                                                                                 =================   =============

(A) Undistributed net investment income/(loss) ...............................................   $       2,518,922   $    (142,401)
                                                                                                 =================   =============

----------
* The Fund commenced operations on August 22, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

OPERATING ACTIVITIES
   Net increase in net assets from operations ....................................................................   $  25,392,493
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
   Purchase of Investment securities .............................................................................    (204,551,713)
   Proceeds from disposition of investment securities ............................................................      99,632,648
   Net purchases of short-term investment securities .............................................................     (18,720,496)
   Net realized gain on investments ..............................................................................      (4,365,754)
   Net unrealized appreciation on investments ....................................................................     (20,579,353)
   Net amortization of premium ...................................................................................        (111,043)
   Increase in dividends and interest receivable .................................................................      (1,294,419)
   Increase in investments sold receivable .......................................................................        (307,337)
   Swap depreciation .............................................................................................         203,909
   Decrease in due from broker-variation margin on futures contracts .............................................         209,005
   Increase in swap agreements ...................................................................................          (7,961)
   Decrease in prepaid expenses ..................................................................................         149,234
   Decrease in investments purchased payable .....................................................................        (882,481)
   Increase in advisory fee payable ..............................................................................          63,362
   Decrease in professional fees payable .........................................................................         (52,950)
   Increase in administration fees payable .......................................................................          21,376
   Increase in distributions payable .............................................................................           3,599
   Decrease in other liabilities .................................................................................         (20,969)
                                                                                                                     -------------
Net cash from operating activities ...............................................................................    (125,218,850)
                                                                                                                     -------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Increase in Reverse Repurchase Agreements .....................................................................      67,979,500
   Increase in interest payable ..................................................................................       2,687,387
   Proceeds from shares sold .....................................................................................      58,173,716
   Payment of shares redeemed ....................................................................................      (1,800,000)
                                                                                                                     -------------
Net cash flow provided by financing activities ...................................................................     127,040,603

Net increase in restricted cash ..................................................................................       1,821,753
RESTRICTED CASH AND FOREIGN CURRENCY
BEGINNING OF PERIOD ..............................................................................................   $   1,734,430
                                                                                                                     -------------
END OF PERIOD ....................................................................................................   $   3,556,183
                                                                                                                     =============

Cash paid for interest expense ...................................................................................   $     783,201
                                                                                                                     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                               JUNE 30, 2007

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2007, AND SINCE INCEPTION. ALL PER SHARE INFORMATION REFLECTS FINANCIAL INFORMATION FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT YOU WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND, ASSUMING YOU REINVESTED ALL YOUR DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                           ENDED            PERIOD
                                                                          06/30/07           ENDED
                                                                        (UNAUDITED)      12/31/06 (a)
                                                                        -----------      ------------
Net asset value, beginning of period ................................   $     10.50      $      10.00
                                                                        -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ............................................          0.17              0.05
   Net realized and unrealized gain on investments ..................          1.55              0.51
                                                                        -----------      ------------
   Total from investment operations .................................          1.72              0.56
                                                                        -----------      ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
   Net investment income ............................................            --             (0.06)
                                                                        -----------      ------------
   Total from distributions .........................................            --             (0.06)
                                                                        -----------      ------------
Net increase in net asset value .....................................          1.72              0.50
                                                                        -----------      ------------
Net asset value, end of period ......................................   $     12.22      $      10.50
                                                                        -----------      ------------
TOTAL RETURN ........................................................         16.38%*            5.62%*
                                                                        ===========      ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................................   $   201,652      $    119,896
Ratios of expenses to average net assets:
   Operating expenses excluding interest expense ....................          1.67%**           2.90%**
   Operating expenses including interest expense ....................          5.83%**           6.23%**
Ratios of net investment income to average net assets:
   Net investment income excluding interest expense .................          7.35%**           5.02%**
   Net investment income including interest expense .................          3.19%**           1.69%**
Portfolio turnover rate .............................................            38%*               6%*

----------
(a)   The Fund commenced operations on August 22, 2006.

*     Not annualized

**    Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

EIP Growth and Income Fund (the "Fund") is a diversified, open-end management company. The Fund commenced operations on August 22, 2006. The Fund is currently the sole series of EIP Investment Trust (the "Trust"), a Delaware statutory trust. The Fund is managed by Energy Income Partners, LLC (the "Manager"). At this time, the Fund does not intend to publicly offer its shares. Fund shares are available only to certain unregistered investment companies through a "master/feeder" arrangement pursuant to Section 12(d)(1)(E) of the Investment Company Act of 1940, as amended (the "1940 Act") and certain other accredited investors.

The Fund's primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Although, the Fund may take defensive positions temporarily, under normal market conditions, the Fund's investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the NASDAQ Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at either the last quoted bid price or the mean between the most recent bid and asked priced on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the Net Asset Value of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked prices, if held short. Fixed income securities are valued by the Fund using an independent pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined in good faith under procedures adopted by the Board of Trustees (the "Board").

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the Manager acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or over-the-counter with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs gen-


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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
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erally  distribute  all  available  cash flow  (cash flow from  operations  less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

REVERSE REPURCHASE AGREEMENTS: The Fund currently incurs leverage through the use of reverse repurchase agreements and through the use of derivatives contracts. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal in amount to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio.

Maximum amount outstanding
during the six months                                               $162,930,138

Average amount outstanding
during the six months*                                              $127,964,893

Average monthly shares outstanding
during the six months                                                 14,823,876

Average debt per share outstanding
during the six months                                               $       8.63

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended June 30, 2007.

Interest rates ranged from 5.37 to 5.61% during the six months ended June 30, 2007, on borrowings by the Fund under reverse repurchased agreements. Interest expense for the six months ended June 30, 2007 aggregated $3,470,588.

SHORT SALES OF SECURITIES: The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund did not enter into any short sale transactions during the six months ended June 30, 2007.

FUTURES CONTRACTS: The Fund may purchase or sell futures contracts to gain exposure to market changes or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the futures commission merchant an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and is recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions as required by law. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


                                                                              13

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
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CURRENCY  HEDGING  TRANSACTIONS:  The Fund may  engage in  certain  transactions intended to hedge the Fund's exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures
and  other  derivative  transactions.   Hedging  transactions  can  have  risks,
including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

FOREIGN CURRENCY TRANSLATIONS: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

SWAP AGREEMENTS: The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in
Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund.

The Fund will cover its current obligations under swap agreements. The Fund will only enter into swap agreements with counterparties that have (i) a long-term unsecured credit rating of at least A by S&P or Aa3 by Moody's and (ii) a market capitalization of at least $10 billion, or if unrated, are determined by the Manager to be of similar quality.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

ORGANIZATION COSTS: The Fund incurred organization costs related to the start up of the Fund. All such costs are expensed on the Statement of Operations. The Manager has paid these costs directly and the Fund will reimburse the Manager.

DIVIDENDS AND DISTRIBUTIONS: At least annually, the Fund intends to distribute all or substantially all of its invest-


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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

ment company taxable income and net capital gain. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The Fund will be considered a nonpublicly offered Regulated Investment Company ("RIC") under the Internal Revenue Code of 1986 (the "Code"). Thus, certain expenses of the Fund, including the management fee, that generally would not be deductible by certain shareholders (including individuals and entities that compute their taxable income in the same manner as an individual) if incurred directly by such shareholders are subject to special rules. In particular, such a shareholder's pro rata portion of the affected expenses, including the management fee payable to the Manager, will be taxable to such shareholders as an additional dividend, but the deductibility of such expenses by such shareholders will be subject to the 2% "floor" on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code and will not be deductible for the purposes of calculating alternative minimum tax.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the period ended December 31, 2006, was as follows:

Distributions paid from:

Ordinary Income                                                      $   699,952

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                                        $   275,486
Undistributed Long-Term Capital Gains                                $   271,494
Net Unrealized Appreciation                                          $ 4,741,824

FEDERAL INCOME TAX: The Fund intends to qualify each year for taxation as a RIC potentially eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"), which clarifies the accounting for uncertainty in tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. Management has evaluated the impact of adopting Fin 48 and has determined there to be no material impact to the financial statements resulting from uncertain tax positions.

EXPENSES: The Fund will pay all of its own expenses incurred in its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of adopting SFAS No. 157 on its financial statements. At this time, the impact to the Fund's financial statements has not been determined.

3.  INVESTMENT  ADVISORY  FEE,   ADMINISTRATION  FEE  AND  OTHER  RELATED  PARTY
TRANSACTIONS

Pursuant to an  investment  advisory  agreement  dated August 17,  2006,  Energy
Income Partners, LLC, serves as the Fund's investment manager with responsibility for the management of the Fund's investment portfolio, subject to the supervision of the Board of Trustees of the Fund. For providing such services, the Fund will pay to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

PFPC Trust Company serves as custodian for the Fund and has custody of all securities and cash of the Fund and


                                                                              15

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

PFPC Inc. serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

PFPC Inc. also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund pays PFPC a fee equal to 0.07% of the Fund's first $250 million of average gross assets, 0.05% of the Fund's next $200 million of average gross assets and 0.03% of the Fund's average gross assets in excess of $450 million, on a monthly basis, in addition to certain out-of-pocket expenses. For regulatory administration services, the Fund pays PFPC Inc. a fee equal to 0.03% of the Fund's first $250 million of average gross assets and 0.02% of the Fund's average gross assets in excess of $250 million, on a monthly basis, in addition to certain other fees and expenses.

The Fund does not charge any sales load or Rule 12b-1 fees. Currently, the Fund offers only a single class of shares. The Fund is self-distributed and does not have a principal underwriter or private placement agent.

The Fund pays each member of the Board of Trustees who is not an "interested person" as defined in Section 2(a)(19) of the 1940 Act ("Disinterested Trustees") an annual retainer fee of $20,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Disinterested Trustees for special in-person board or non-regular committee meetings and telephonic board or non-regular committee meetings, respectively.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2007 were $204,551,713 and $99,632,648 of non-U.S. governmental issues, respectively.

As  of  June  30,  2007,  the  aggregate  gross   unrealized   appreciation  and
depreciation for all securities in which there was an excess of value over tax cost was $26,265,410 and $1,303,162, respectively.

5. SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers one class of shares.

Share transactions were as follows:

                                                            SIX MONTHS ENDED
                                                             JUNE 30, 2007
                                                      --------------------------
                                                        SHARES        AMOUNT
                                                      ----------   -------------
Shares sold                                            5,256,370   $ 58,163,716
Shares issued as reinvestment of distribution                 --             --
Shares redeemed                                         (170,784)    (1,800,000)
                                                      ----------   -------------
Total net increase from Fund share transactions        5,085,586   $ 56,363,716
                                                      ==========   =============

                                                             PERIOD ENDED
                                                          DECEMBER 31, 2006*
                                                      --------------------------
                                                        SHARES        AMOUNT
                                                      ----------   -------------
Shares sold                                           13,763,932   $139,748,000
Shares issued as reinvestment of distribution             66,227        693,399
Shares redeemed                                       (2,413,793)   (25,200,000)
                                                      ----------   -------------
Total net increase from Fund share transactions       11,416,366   $115,241,399
                                                      ==========   =============

*     Fund commenced operations on August 22, 2006.

6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund's investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions have risks and may result in losses greater than if they had not been used, may require the


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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
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Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.


                                                                              17

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EIP Growth and Income Fund
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                                                                   JUNE 30, 2007

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete Portfolio of Investments for the Fund with the U.S. Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING: The Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information ("SAI"), and are also available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC's website at www.sec.gov.

The Fund's Proxy Voting Record Form N-PX for the most recent twelve month period ended June 30 is available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC's website at www.sec.gov.

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, which you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Incurred During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Incurred During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees. The Fund does not charge any sales loads or redemption fees but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                        EXPENSE
                             BEGINNING      ENDING    RATIO(1)(2)    EXPENSES
                              ACCOUNT      ACCOUNT     INCLUDING     INCURRED
                               VALUE        VALUE       INTEREST     DURING
                              01/01/07     06/30/07     EXPENSE     PERIOD(3)
                            -----------   ---------   -----------   ---------
Actual Fund Return          $  1,000.00   $1,163.80          5.83%  $   31.28
Hypothetical 5% Return      $  1,000.00   $  995.88          5.83%  $   28.85

(1)   Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expense ratio includes interest expense. If interest expense were not included, the Fund's expense ratio would be 1.67%, and would result in the following expenses:

                                                        EXPENSE
                             BEGINNING      ENDING      RATIO(1)     EXPENSES
                              ACCOUNT      ACCOUNT     EXCLUDING     INCURRED
                               VALUE        VALUE       INTEREST     DURING
                             01/01/07     06/30/07      EXPENSE     PERIOD(3)
                            -----------   ---------   -----------   ---------
Actual Fund Return          $  1,000.00   $1,163.80      1.67%      $    8.96
Hypothetical 5% Return      $  1,000.00   $1,016.51      1.67%      $    8.35


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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
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(3)   Expenses are equal to the Fund's  annualized  expense ratio, as indicated, multiplied by the average account value over the period, multiplied by the number of days since commencement of operations in the most recent fiscal half-year, and then divided by 365 (to reflect the one-half year period).


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EIP Growth and Income Fund

ADVISER

Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

SHAREHOLDER SERVICES

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

James J. Murchie, President
Linda Longville, Treasurer and Principal
   Financial and Accounting Officer
Eva Pao, Chief Legal Officer, Chief
   Compliance Officer and Anti-Money
   Laundering Compliance Officer
David Lebisky, Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard, 3rd Floor
Philadelphia, PA 19153

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

                                     [LOGO]

                           EIP Growth and Income Fund
                           --------------------------

                               49 Riverside Avenue
                               Westport, CT 06880
                                  203.349.8232

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) EIP Investment Trust's (the "Registrant") principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.


     (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) EIP INVESTMENT TRUST

By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date              AUGUST 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date              AUGUST 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ LINDA LONGVILLE
                         -------------------------------------------------------
                          Linda Longville, Treasurer and Principal Financial and Accounting Officer
                          (principal financial officer)

Date              AUGUST 14, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.